MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Mineral Properties Plant And Equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8. MINERAL PROPERTIES, PLANT AND EQUIPMENT

A summary of the Company’s Mineral Properties, Plant and Equipment is as follows:

	Depletable mineral properties	Exploration and evaluation	Plant and equipment	Total
	$	$	$	$
Cost
Balance, December 31, 2023	69,555	12,189	111,103	192,847
Additions	15,194	-	7,425	22,619
Change in decommissioning and restoration costs (Note 13)	1,752	-	-	1,752
Disposals	-	-	(2,721)	(2,721)
Adjustments	29,220	-	-	29,220
Balance, December 31, 2024	115,721	12,189	115,807	243,717
Additions	9,212	-	21,407	30,619
Change in decommissioning and restoration costs (Note 13)	3,006	-	-	3,006
Disposals	(3,244)	-	(3,758)	(7,002)
Impairment reversals	2,071		2,017	4,088
Balance, December 31, 2025	126,766	12,189	135,473	274,428

Accumulated depreciation and impairment
Balance, December 31, 2023	16,860	-	34,222	51,082
Depletion, depreciation and amortization	3,933	-	15,773	19,706
Disposals	-	-	(1,024)	(1,024)
Adjustments	29,220	-	-	29,220
Balance, December 31, 2024	50,013	-	48,971	98,984
Depletion, depreciation and amortization	7,199	-	14,378	21,577
Disposals	(3,245)	-	(3,446)	(6,691)
Adjustments	(513)	-	513	-
Balance, December 31, 2025	53,454	-	60,416	113,870

Cost as at December 31, 2024	115,721	12,189	115,807	243,717
Accumulated depreciation and impairment	(50,013)	-	(48,971)	(98,984)
Carrying value - December 31, 2024	65,708	12,189	66,836	144,733

Cost as at December 31, 2025	126,766	12,189	135,473	274,428
Accumulated depreciation and impairment	(53,454)	-	(60,416)	(113,870)
Carrying value – December 31, 2025	73,312	12,189	75,057	160,558

As at December 31, 2025, the Company’s plant and equipment included right-of-use assets with a carrying amount of $2,926 for leased mining equipment (December 31, 2024 - $2,395). Depreciation on the right of use assets for the year ended December 31, 2025 was $509 (2024 - $677).

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

8. MINERAL PROPERTIES, PLANT AND EQUIPMENT (continued)

Impairment assessment of Mineral Properties, Plant and equipment and Goodwill

In accordance with the Company’s accounting policies, the Company assesses its CGUs for indicators of impairment or impairment reversal at each period-end. Judgment is applied in assessing whether certain facts and circumstances are indicators of impairment or reversal of impairment, and accordingly, require an impairment test to be performed. The Company considers both external and internal sources of information in assessing whether there are any indications that its assets or CGUs may be impaired or may require a reversal of impairment. The primary external factors considered are changes in estimated long-term metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. The primary internal factors considered are the performance of its CGUs against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.

If indicators of impairment or impairment reversal exist for any CGU, those CGUs are tested for impairment or impairment reversal. In general, the CGU carrying amount includes the carrying value of the MPPE and goodwill, less deferred tax liabilities and decommissioning and restoration provision related to each CGU. For CGUs that have allocated goodwill, the CGUs are tested for impairment annually.

Goodwill Impairment test

The Company performed an annual impairment test of the goodwill recognized when the Company acquired the operations in Bolivia upon acquisition as at December 31, 2025. The goodwill that was allocated to the Caballo Blanco and San Lucas Groups CGUs was not impaired because their CGUs’ carrying values were greater than the recoverable amounts.

A summary of the Company’s goodwill and allocation to each CGU is as follows:

	December 31, 2025	December 31, 2024
	$	$
Caballo Blanco Group (Tres Amigos mine)	2,963	2,963
San Lucas Group	12,503	12,503
Goodwill	15,466	15,466

Impairment Reversal test

During the year ended December 31, 2023, the Company recorded an impairment charge of $13,830 on the carrying value of the Bolivar CGU (of which $6,472 was allocated to goodwill), and of $8,802 on the Porco CGU.

During the year ended December 31, 2025, the Company assessed the increased long-term consensus silver price to be an indicator of impairment reversal for both CGUs. As a result, the Company performed an impairment reversal test on the Bolivar and Porco CGUs as at December 31, 2025. The Company concluded that the carrying value of the Bolivar CGU as at December 31, 2025 was lower than the recoverable amount. This resulted in a reversal of the impairment charge recognized in 2023. The Company recorded an impairment reversal of $4,088 on the carrying value of the Bolivar CGU. The impairment reversal was calculated after considering the depreciation expense that would have been recorded had the CGUs not been impaired.

The recoverable amount for each CGU was determined by applying a fair value less cost of disposal (“FVLCD”) methodology based on future after-tax cash flows expected to be derived from the CGU discounted with after-tax weighted average cost of capital (“WACC”) of 10.65%, a Level 3 fair value estimate. The projected cash flows used in impairment testing are significantly affected by changes in assumptions for metal prices, estimated quantities of mineral reserves and resources, production costs estimates, capital expenditure estimates, and discount rates. Specific to the Bolivar and Porco CGUs, operations are expected to continue to the end of 2028, equal to the end of the association contract with COMIBOL (i.e. assume no extension of the contract).

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

8. MINERAL PROPERTIES, PLANT AND EQUIPMENT (continued)

For the year ended December 31, 2024 and 2025, the Company’s impairment testing incorporated the following metal price assumptions:

	December 31, 2025		December 31, 2024
	2026-2029 Average	2030 and long-term	2025-2028 Average	2029 and long-term

Zinc price per tonne	$2,801	$2,670	$2,757	$2,770
Silver price per ounce	$45.70	$37.74	$30.79	$27.29